Provisions - Movement in Provision for Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	$ 298	$ 349
Arising during the period	2	2
Accretion cost	5	(4)
Restructuring expenses	71	91
Utilized	(136)	(52)
Released to the consolidated statement of operations	0	(88)
Provisions at end of period	240	298
Provisions related to asset retirement obligations	(10)	40
Amounts paid	126	5
Provisions related to the sale of a business	$ 0	$ (7)